Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Provision (Details) [Line Items]
Valuation allowance	$ 4.4	$ 2.0
Ownership percentage	50.00%
Federal and state NOLs percentage	89.00%
Federal and state carryforward percentage	88.00%
Tax credit carryforwards	$ 8.5
Federal statutory rate	21.00%
California Research and Development [Member]
Income Tax Provision (Details) [Line Items]
Tax credit carryforwards	$ 8.4
Federal [Member]
Income Tax Provision (Details) [Line Items]
Income tax	228.2
NOLs value	34.3
State [Member]
Income Tax Provision (Details) [Line Items]
Income tax
NOLs value	$ 25.2